Cost of Sales - Summary of Cost of Sales (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of impairment loss and reversal of impairment loss [line items]
Cost of Materials	€ 381,141	€ 325,995	€ 305,298
Direct industrial labor	150,036	130,637	114,807
Indirect industrial labor	72,229	61,194	50,339
Industrial depreciation and amortization	64,700	53,550	46,258
Other costs of sales	77,355	92,503	61,813
Total Cost of sales	€ 745,461	€ 663,879	€ 578,515